Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Apr. 01, 2019	Jan. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustments			¥ (3,851,418)	$ (547,948)	¥ 729,497		¥ (1,360,107)
Foreign currency exchange loss			¥ 152,516	$ 21,699	¥ (2,914,296)		(1,401,573)
Rate of convenience translation | (per share)			¥ 7.0288	$ 1
Operating segment			2	2	2	2
Cash			¥ 38,554,840		¥ 36,996,422		26,103,076	$ 5,485,266
Deposit							500,000
Restricted cash released amount		¥ 501,952			103,489
Accumulated interests		1,952
Allowance for credit loss			22,371,073		19,102,954		10,196,104	3,182,773	$ 2,717,812
Impairment charges (in Dollars) | $
Impairment charge			2,000,000	300,000			2,400,000
Property and equipment							3,200,000
Contract assets			2,700,871		3,441,959		2,023,221	384,258
Allowance for credit losses related to contract assets			251,089		203,360		39,847	35,723
Contract liabilities related to advance payments			24,067,058		4,080,621		4,777,398	3,424,064
Advertising Expense			1,257,676	178,932	1,111,500		1,316,881
Interest expense			220,339	31,348	2,609,622		995,162
Deferred offering costs			2,796,401				15,938,208	397,849
Share issuance costs					1,698,382
Employee benefit			2,944,348	418,898	3,525,169		2,575,438
Employee outstanding benefit plan			¥ 15,001	$ 2,134	¥ 1,843
Impairment charge within operating expenses							¥ 3,200,000
Value added tax percentage					1.00%	1.00%	0.00%
Percentage of tax on logistics services			9.00%	9.00%
Percentage on sale of product			13.00%	13.00%	13.00%	13.00%	13.00%
Percentage of tax rate on export			17.00%	17.00%
Percentage of tax rate on export rebate			17.00%	17.00%
Percentage of tax adjusted on export rebate			16.00%	16.00%
Percentage of tax on export and border crossing activities			11.00%	11.00%
Percentage of tax rate on Border crossing and rebate			11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities			10.00%	10.00%
VAT rate on sales	16.00%
Adjusted VAT rate on sales	13.00%
Percentage of tax rate on exported goods	16.00%
Percentage of tax refund on export	16.00%
Percentage on adjusted tax of refund	13.00%
Dilutive shares (in Shares) | shares
Statutory reserve			10.00%	10.00%
Registered capital			50.00%	50.00%
Statutory reserves			¥ 434,047	$ 61,753	¥ 434,047
Deposits			¥ 38,554,840		¥ 36,996,422			$ 5,485,266
Percentage of borrowing interest			6.50%	6.50%	2.90%	2.90%
Demand Bank Guarantee [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount		¥ 500,000
Foreign Exchange [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange loss			¥ 152,516	$ 21,699	¥ 2,914,296		¥ 1,401,573
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.70%	19.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							12.20%
Customer Concentration Risk [Member] | No Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%	11.00%	12.70%	12.70%	12.30%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			18.20%	18.20%	36.10%	36.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			30.40%	30.40%	24.80%	24.80%	12.10%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.40%	10.40%			11.70%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							11.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services			30 days	30 days
Percentage of deduction tax rate			11.00%	11.00%
Percentage of import tax rate			10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services			90 days	90 days
Value added tax percentage			6.00%	6.00%
Percentage of deduction tax rate			17.00%	17.00%
Percentage of import tax rate			16.00%	16.00%